Loans and Allowance for Loan Losses, TDR Loan Modifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	$ 7,213	$ 8,552
Decrease in TDR loan balance	$ (1,339)
Percentage of decrease in TDR loan balance	15.70%
Specific allocations in reserves to customers	$ 0	227
Commitments to lend additional amounts to customers	1,100	941
Residential Real Estate [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	202	209
Commercial Real Estate [Member] | Owner-occupied [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		882
Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	1,486	1,521
Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	351	393
Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	384	393
Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	390	395
Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	4,400	4,574
Commercial and Industrial [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		185
Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	7,213	8,552
Performing to Modified Terms [Member] | Residential Real Estate [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	202	209
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		882
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	1,486	1,521
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	351	393
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	384	393
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	390	395
Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	4,400	4,574
Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		185
Not Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Residential Real Estate [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	$ 0	0
Not Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		$ 0